STOCKHOLDER EQUITY (Details) - USD ($)										1 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 16, 2018	Feb. 14, 2018	Nov. 06, 2017	Nov. 03, 2017	Jun. 16, 2017	Apr. 01, 2017	Mar. 15, 2017	May 11, 2013	Jan. 09, 2013	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 28, 2016	Mar. 31, 2018	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017	Nov. 18, 2017	Nov. 17, 2017	Nov. 09, 2017	Nov. 08, 2017
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized										1,000,000					1,000,000				1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.001					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Conversion of Stock, Shares Issued										10,010	9,919
Stock Issued During Period, Shares, New Issues					100,000																4,131,536	3,798,417
Class of Warrant or Rights, Granted																			700,000		4,479,974	2,049,504
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																					$ 6,041,214
Payments of Stock Issuance Costs (in Dollars)																					$ 186,075	$ 490,543
Warrants, Fair Value of Warrants Granted (in Dollars)							$ 543,927
Common Stock, Shares Authorized										200,000,000					200,000,000				200,000,000		200,000,000	200,000,000		200,000,000	50,000,000
Common Stock, Shares, Outstanding										30,497,707					22,588,184				30,497,707		29,321,204	22,588,184
Common Stock, Shares, Issued										30,497,707					22,588,184				30,497,707		29,321,204	22,588,184
Stock Issued During Period, Shares, Share-based Compensation, Gross																					124,750
Shares Issued, Price Per Share (in Dollars per share)					$ 1.37																		$ 1.37			$ 1.49	$ 1.52
Stock Issued During Period, Value, Issued for Services (in Dollars)																			$ 142,000		$ 3,386,617	$ 2,471,050
Proceeds from Issuance or Sale of Equity (in Dollars)																					$ 6,011,229	$ 5,226,368
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							105.22%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.599%
Share Price (in Dollars per share)							$ 1.37								$ 1.44							$ 1.44
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					135,000
Stock Repurchased and Retired During Period, Shares						10,744															10,744
Common Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.001					0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)										$ 29,985									$ 29,985
Phantom Share Units (PSUs) [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																						220,000
Class A Warrant Adjustment [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50
Warrant Adjustment, Additional Shares Issued Upon Exercise			111,167
Services Provided [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)										$ 1.42					1.93				$ 1.42			$ 1.93
Stock Issued During Period, Shares, Issued for Services																			100,000			545,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																			$ 142,000			$ 1,051,850
Private Placement [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted																					2,246,300	2,040,504
Exercise of Options [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																						83,545
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)																						$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																						0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																						122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																						1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																						5 years
Share Price (in Dollars per share)															$ 1.84							$ 1.84
Common Stock Issued for Services [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)																					$ 1.53
Stock Issued During Period, Shares, Issued for Services																					446,788
Stock Issued During Period, Value, Issued for Services (in Dollars)																					$ 681,367
Sale of Warrants in Connection With Series E Preferred Stock[Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Consent Agreement, Series D Holders [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50
Securities Purchase Agreements [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																			180,000
Class of Warrant or Rights, Granted																			90,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																			$ 270,000
Common Stock Subscription [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																			20,000
Class of Warrant or Rights, Granted																			10,000
Series A Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized										200					200				200		200	200
Preferred Stock, Shares Outstanding																					0
Series B Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized										600					600				600		600	600
Preferred Stock, Shares Outstanding															0							0
Series C Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized										4,200					4,200				4,200		4,200	4,200
Conversion of Stock, Shares Issued										10,010	9,919		19,844	60,846	18,188	54,759	197,713	54,859			80,690
Conversion of Stock, Shares Converted										10	10		20	65	20	70	236	75			85
Convertible Preferred Dividends, Net of Tax (in Dollars)																					$ 116,868
Temporary Equity, Shares Issued										965					1,070				965		985	1,070
Temporary Equity, Shares Outstanding										965					1,070				965		985	1,070
Preferred Stock, Dividend Rate, Percentage									9.00%
Convertible Preferred Stock, Terms of Conversion									Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.In the event that: (i) we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,(ii) we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,(iii) we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock, (iv) we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,(v) we are party to a change of control transaction,(vi) we file for bankruptcy or a similar arrangement or are adjudicated insolvent,(vii) we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%
Stock Issued During Period, Shares, New Issues								450												2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)								$ 450,000
Dividends Payable (in Dollars)										$ 432,660									$ 432,660		$ 419,283
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					2 years
Series D Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized				1,400						1,400					1,400				1,400		1,400	1,400
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001						$ 0.001					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding										687					0				687		1,334	0
Conversion of Stock, Shares Issued										489,231	131,432	235,911
Conversion of Stock, Shares Converted										367	100	180
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)				1,500
Preferred Stock, Conversion Price (in Dollars per share)				$ 1.50
Preferred Stock, Dividend Rate, Percentage				9.00%
Convertible Preferred Stock, Terms of Conversion				Upon the conversion of Preferred Shares prior to November 3, 2020, the Company shall also pay to the Holders of the Preferred Shares so converted cash, or at the Company’s option, Common Stock or a combination thereof, with respect to the Preferred Shares so converted in an amount equal to $270 per $1,000 of Stated Value of the Preferred Shares being converted, less the amount of all prior dividends paid on such converted Preferred Shares before the relevant date of conversion
Stock Issued During Period, Shares, New Issues				1,334
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)				$ 1,929,960																	$ 1,929,960
Payments of Stock Issuance Costs (in Dollars)				$ 70,040
Preferred Stock, Shares Issued										687					0				687		1,334	0
Dividends Payable (in Dollars)																					$ 28,618
Series D Preferred Stock [Member] | Sale of Class A Warrants [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted				667,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 1.75
Series D Preferred Stock [Member] | Exchange of Outstanding Warrants for Class B Warrants [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 1.50
Warrants, Fair Value of Warrants Granted (in Dollars)				$ 780,506
Series E Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized										1,000					1,000				1,000		1,000	1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001									$ 0.001									$ 0.001
Preferred Stock, Shares Outstanding										1,000									1,000
Stock Issued During Period, Shares, New Issues	1,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 1,492,969																		$ 1,500,000
Payments of Stock Issuance Costs (in Dollars)	$ 7,031
Preferred Stock, Shares Issued										1,000									1,000
2012 Equity Incentive Plan [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																						790,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)																						$ 1,419,200
Shares Issued, Price Per Share (in Dollars per share)															$ 1.80						$ 1.48	$ 1.80
Stock Issued During Period, Shares, Issued for Services																					1,825,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																					$ 2,705,250